Fair value of financial instruments - Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at year end (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Trading income	£ 4,364	£ 3,396	[1]	£ 2,716	[1]
Other income	105	61	[1]	44	[1]
Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	4,364	3,396		2,716
Significant unobservable inputs (Level 3) [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	22	(127)
Other income	67	196
Other comprehensive income	(1)	29
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	88	98
Significant unobservable inputs (Level 3) [member] | Investment property [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	(1)	(10)
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(1)	(10)
Significant unobservable inputs (Level 3) [member] | Net derivative financial instruments [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	(3)	(301)
Other income	0	0
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(3)	(301)
Trading portfolio liabilities [member] | Significant unobservable inputs (Level 3) [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	55	3
Other income	0	0
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	55	3
Financial liabilities designated at fair value [member] | Significant unobservable inputs (Level 3) [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	(14)	58
Other income	0	10
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(14)	68
Trading portfolio assets [member] | Significant unobservable inputs (Level 3) [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	(60)	(34)
Other income	0	0
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	(60)	(34)
Trading portfolio assets [member] | Trading portfolio liabilities [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	3,101	2,280		£ 2,371
Financial assets at fair value through the income statement [member] | Significant unobservable inputs (Level 3) [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	44	147
Other income	68	200
Other comprehensive income	0	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	112	347
Available for sale investments [member] | Significant unobservable inputs (Level 3) [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	(4)
Other comprehensive income	0	29
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	0	25
Financial assets at fair value through other comprehensive income [member] | Significant unobservable inputs (Level 3) [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading income	0	0
Other income	0	0
Other comprehensive income	(1)	0
Total unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end	£ (1)	£ 0

[1]

Following the sale of the UK banking business on 1 April 2018 by the Group, the continuing operations for 2016 and 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 3 on pages 00 to 00.